Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill.
Schedule of details of and movement in goodwill

Details of and movement in this caption of the consolidated balance sheet at 31 December 2024 are as follows:

		Thousands of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2023	Combination	Disposals	Impairment	differences	31/12/2024
Net value
Grifols UK, Ltd. (UK)	Biopharma	7,907	—	—	—	380	8,287
Grifols Italia.S.p.A. (Italy)	Biopharma	6,118	—	—	—	—	6,118
Biomat USA, Inc. (USA)	Biopharma	868,674	—	(11,037)	—	54,756	912,393
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnostic	9,846	—	—	—	(251)	9,595
Grifols Therapeutics, Inc. (USA)	Biopharma	2,011,030	—	—	—	127,952	2,138,982
Progenika Biopharma, S.A. (Spain)	Diagnostic	40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnostic	2,628,995	—	—	—	165,805	2,794,800
Kiro Grifols, S.L. (Spain)	Others	24,376	—	—	(8,961)	—	15,415
Haema, AG. (Germany)	Biopharma	190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma, Corp.) (USA)	Biopharma	155,370	—	—	—	9,885	165,255
Plasmavita Healthcare GmbH (Germany)	Biopharma	9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Others	79,615	—	—	—	5,066	84,681
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	152,841	—	—	—	(3,129)	149,712
GigaGen, Inc (USA)	Others	115,434	—	—	—	7,344	122,778
Haema Plasma Kft. (Hungary)	Biopharma	14,149	—	—	—	(982)	13,167
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.) (Canada)	Biopharma	10,503	—	—	—	(215)	10,288
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	303,624	—	—	—	—	303,624
Grifols Bio Supplies Inc (USA)	Bio Supplies	173,128	—	—	—	11,015	184,143
Biomat Holdings LLC (USA)	Others	—	233,421	—	—	9,880	243,301
		6,802,127	233,421	(11,037)	(8,961)	387,506	7,403,056
			(See note 3)

Details of and movement in this caption of the consolidated balance sheet at 31 December 2023 were as follows:

		Thousands of Euros
		Balance at	Business			Translation	Balance at
	Segment	31/12/2022	Combination	Disposals	Transfers	differences	31/12/2023
Net value
Grifols UK, Ltd. (UK)	Biopharma	7,747	—	—	—	160	7,907
Grifols Italia.S.p.A. (Italy)	Biopharma	6,118	—	—	—	—	6,118
Biomat USA, Inc. (USA)	Biopharma	899,948	—	—	—	(31,274)	868,674
Grifols Australia Pty Ltd. (Australia) / Medion Diagnostics AG (Switzerland)	Diagnóstico	9,859	—	—	—	(13)	9,846
Grifols Therapeutics, Inc. (USA)	Biopharma	2,083,432	—	—	—	(72,402)	2,011,030
Progenika Biopharma, S.A. (Spain)	Diagnóstico	40,516	—	—	—	—	40,516
Grifols Diagnostic (Novartis & Hologic) (USA, Spain and Hong Kong)	Diagnóstico	2,722,785	—	—	—	(93,790)	2,628,995
Kiro Grifols, S.L. (Spain)	Otros	24,376	—	—	—	—	24,376
Haema, AG. (Germany)	Biopharma	190,014	—	—	—	—	190,014
BPC Plasma, Inc. (formerly Biotest Pharma, Corp.) (USA)	Biopharma	160,964	—	—	—	(5,594)	155,370
Plasmavita Healthcare GmbH (Germany)	Biopharma	9,987	—	—	—	—	9,987
Alkahest, Inc (USA)	Otros	82,481	—	—	—	(2,866)	79,615
Grifols Canada Therapeutics, Inc (Canada)	Biopharma	154,775	—	—	—	(1,934)	152,841
GigaGen, Inc (USA)	Otros	119,590	—	—	—	(4,156)	115,434
Haema Plasma Kft. (Hungary)	Biopharma	13,529	—	—	—	620	14,149
Grifols Canada Plasma, Inc. (formerly Prometic Plasma Resources, Inc.) (Canada)	Biopharma	2,802	7,858	—	—	(157)	10,503
Grifols Biotest Holdings GmbH / Biotest AG (Germany)	Biopharma	303,624	—	—	—	—	303,624
Access Biologicals, LLC (USA)	Bio Supplies	179,362	—	—	(174,427)	(4,935)	—
Grifols Bio Supplies Inc (USA)	Bio Supplies	—	—	—	174,427	(1,299)	173,128
AlbaJuna Therapeutics, S.L (Spain)	Otros	—	1,794	(1,794)	—	—	—
		7,011,909	9,652	(1,794)	—	(217,640)	6,802,127
			(see Note 3)

Schedule of key assumptions used in calculating impairment of CGUs

The key assumptions used in calculating impairment testing of the CGUs for 2024 have been as follows:

	Perpetual growth rate	Pre-tax discount rate
Biopharma	2.1%	11.4%
Diagnostic	2.0%	10.6%
Bio Supplies	1.9%	10.6%
Kiro Grifols	1.6%	11.6%
GigaGen	N/A	17.9%
Alkahest	N/A	25.9% - 39.8%

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	N/A	12.0% - 17.0%

The key assumptions used in calculating impairment testing of the CGUs for 2023 were as follows:

	Perpetual Growth rate	Pre-tax discount rate

Biopharma	2.0%	11.3%
Diagnostic	2.0%	10.1%
Bio Supplies	2.0%	11.4%
Kiro Grifols	1.6%	12.0%
GigaGen	NA	19.8%
Alkahest	NA	25.9% - 39.8%

	Sink rate	Success rate
GigaGen	5.0%	20.0%
Alkahest	NA	12.0% - 17.0%

Schedule of key assumptions based on the sales and EBITDA

	CAGR	CAGR	CAGR	CAGR
	sales	sales	EBITDA	EBITDA
	2024-2029	2029-2034	2024-2029	2029-2034
Diagnostic	5%	9%	10%	15%

Schedule the reasonably possible changes considered for the CGUs impairment testing are a variation in the discount rate

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps
Alkahest	N/A	+/- 200 bps

Sink rate
GigaGen	+/- 100 bps

	Perpetual Growth rate	Pre-tax discount rate
Biopharma	+/- 50 bps	+/- 50 bps
Diagnostic	+/- 50 bps	+/- 100 bps
Bio Supplies	+/- 50 bps	+/- 50 bps
Kiro Grifols	+/- 50 bps	+/- 50 bps
GigaGen	N/A	+/- 200 bps

Sink rate
GigaGen	+/- 100 bps

Schedule of reasonably possible changes in key assumptions considered by management in the calculation of the Diagnostic CGU recoverable amount would cause the carrying amount to exceed its recoverable amount

% Asset Value
Aggregate sensitivity scenario to MDS, BTS and CDx sales	-10%
Discount rate sensitivity GigaGen +200 bps	-7%
Discount rate sensitivity Alkahest +200 bps	-17%
Discount rate sensitivity Kiro +50 bps	-5%
Perpetual growth rate Kiro -50 bps	-4%